CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 1,920	$ 1,037
Restricted bank deposits	1,314	1,063
Trade receivable, net	15,633	12,456
Other accounts receivable and prepaid expenses	531	2,698
Inventories, net (Note 3)	4,889	4,876
Patents	5,283	5,283
Total current assets	29,570	27,413
LONG-TERM ASSETS
Severance pay funds	303	319
Deferred tax long term	4,591	4,505
Property and equipment, net	816	1,218
Other Intangible assets, net (Note 4)	11,191	11,910
Goodwill	7,026	7,026
Other non-current assets	1,835	1,807
Total current assets	25,762	26,785
TOTAL ASSETS	55,332	54,198
CURRENT LIABILITIES
Short-term bank loans	1,113	738
Trade payables	4,295	5,838
Employees and payroll accruals	5,171	4,910
Related parties	997	61
Accrued expenses and other liabilities	4,614	3,739
Deferred revenue	1,074	1,511
Short-term liability for future earn-out	1,038	1,163
Total current liabilities	18,302	17,960
LONG-TERM LIABILITIES
Related parties	2,980	2,082
Deferred tax liability	39	49
Deferred revenue	802	668
Long-term liability for future earn-out	114	147
Accrued severance pay	558	585
Total long-term liabilities	4,493	3,531
SHAREHOLDERS' EQUITY:
Ordinary shares	1,026	1,026
Additional paid-in capital	82,274	82,157
Accumulated deficit	(50,763)	(50,476)
Total shareholders' equity	32,537	32,707
Total Liabilities and Shareholders' Equity	$ 55,332	$ 54,198